RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Receivables (Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 895	$ 43,977
Golar Partners
Related Party Transaction [Line Items]
Amount due from (to) related party	(4,961)	1,256
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	(2,708)	4,091
Golar Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Amount due from (to) related party	$ (2,253)	$ (2,835)